Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 30, 2026, OpenWorld, Inc. (f/k/a VerifyMe, Inc.) (the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “SEC”), as amended by Amendment No. 1 on Form 8-K/A filed on October 2, 2026 (collectively, the “Original 8-K”), which reported, among other things, the consummation of the merger between the Company and Open World Ltd. The Company is filing this Amendment No. 2 on Form 8-K/A (this “Amendment”) to provide the historical financial statements required by Item 9.01(a) of Form 8-K, the unaudited pro forma condensed combined financial information required by Item 9.01(b) of Form 8-K in connection with the merger, and to file herewith the Company’s Amended and Restated Bylaws as Exhibit 3.2 which supersedes and replaces the previously filed Exhibit 3.2, which inadvertently excluded the text of the exhibit, in its entirety. Except as expressly set forth herein, there are no other changes to the Original 8-K, and this Amendment does not modify or update any other disclosures contained in the Original 8-K or reflect events occurring after the filing of the Original 8-K.
Document Period End Date	Sep. 29, 2026
Entity File Number	001-39332
Entity Registrant Name	OpenWorld, Inc.
Entity Central Index Key	0001104038
Entity Tax Identification Number	23-3023677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 International Parkway
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(585)
Local Phone Number	736-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OPNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false